UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2019 (unaudited)
Franklin NextStep Conservative Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 97.1%
Domestic Equity 17.0%
[a] Franklin Growth Fund, Class R6	1,521	$156,022
iShares Core S&P 500 ETF	1,005	281,722
iShares S&P 500 Value ETF	1,100	123,464
Pioneer Fundamental Growth Fund, Class K	2,516	58,746
		619,954
Domestic Fixed Income 62.0%
Delaware Corporate Bond Fund, Class I	54,248	304,330
[a] Franklin Low Duration Total Return Fund, Class R6	46,735	453,327
[a] Franklin Strategic Income Fund, Class R6	42,870	408,551
iShares 3-7 Year Treasury Bond ETF	2,775	337,246
iShares Core U.S. Aggregate Bond ETF	3,526	377,529
Prudential Core Bond Fund, Class Q	39,050	378,401
		2,259,384
Foreign Equity 8.6%
Columbia Contrarian Europe Fund, Class Z	7,032	45,712
[a] Franklin Mutual European Fund, Class R6	2,501	48,989
Goldman Sachs Emerging Markets Equity Insights Fund	6,243	58,750
Hennessy Japan Fund, Class I	1,158	40,722
iShares Core MSCI Emerging Markets ETF	847	43,299
iShares Core MSCI Europe ETF	990	45,055
iShares MSCI Japan ETF	552	30,007
		312,534
Foreign Fixed Income 9.5%
[a] Templeton Global Total Return Fund, Class R6	29,007	345,471
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $3,440,139)		3,537,343

Short Term Investments 3.0%

Money Market Funds (Cost $109,560) 3.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 2.06%.	109,560	109,560

	Principal
	Amount

Repurchase Agreements (Cost $269) 0.0%†
[c] Joint Repurchase Agreement, 2.575%, 3/01/19 (Maturity Value $269)
BNP Paribas Securities Corp. (Maturity Value $189)
Deutsche Bank Securities Inc. (Maturity Value $48)
HSBC Securities (USA) Inc. (Maturity Value $32)
Collateralized by U.S. Government Agency Securities, 3.50% - 4.00%, 11/20/45 - 4/20/48; U.S. Treasury
Notes, 1.50% - 3.125%, 5/15/21 - 3/31/23; U.S. Treasury Notes, Index Linked, 0.375%, 7/15/23 (valued
at $274)	$269	269
Total Investments (Cost $3,549,968) 100.1%		3,647,172
Other Assets, less Liabilities (0.1)%		(2,748)
Net Assets 100.0%		$3,644,424

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin NextStep Conservative Fund (continued)

See Abbreviations on page 20.

†Rounds to less than 0.1% of net assets.
aSee Note 3 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day effective yield at period end.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2019, all repurchase agreements had been entered into on that date.

|2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2019 (unaudited)
Franklin NextStep Growth Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.5%
Alternative Strategies 3.0%
[a,b] Franklin K2 Alternative Strategies Fund, Class R6	6,535	$73,850
[b] Franklin Pelagos Commodities Strategy Fund, Class R6	25,574	147,561
		221,411
Domestic Equity 49.9%
[b] Franklin Growth Fund, Class R6	9,121	935,606
iShares Core S&P 500 ETF	5,960	1,670,707
iShares S&P 500 Value ETF	6,576	738,090
Pioneer Fundamental Growth Fund, Class K	15,946	372,352
		3,716,755
Domestic Fixed Income 17.6%
Delaware Corporate Bond Fund, Class I	32,954	184,871
[b] Franklin Low Duration Total Return Fund, Class R6	27,127	263,128
[b] Franklin Strategic Income Fund, Class R6	24,880	237,108
iShares Core U.S. Aggregate Bond ETF	1,876	200,863
Prudential Core Bond Fund, Class Q	23,721	229,858
Schwab Short-Term U.S. Treasury ETF	3,930	196,343
		1,312,171
Foreign Equity 25.5%
Columbia Contrarian Europe Fund, Class Z	46,393	301,554
[b] Franklin Mutual European Fund, Class R6	15,326	300,229
Goldman Sachs Emerging Markets Equity Insights Fund	39,816	374,671
Hennessy Japan Fund, Class I	7,169	252,147
iShares Core MSCI Emerging Markets ETF	4,843	247,574
iShares Core MSCI Europe ETF	5,615	255,539
iShares MSCI Japan ETF	3,069	166,831
		1,898,545
Foreign Fixed Income 2.5%
[b] Templeton Global Total Return Fund, Class R6	15,321	182,471
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $6,835,564)		7,331,353

Short Term Investments 1.6%

Money Market Funds (Cost $112,751) 1.5%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.06%.	112,751	112,751

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Growth Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Repurchase Agreements (Cost $3,283) 0.1%
[d] Joint Repurchase Agreement, 2.575%, 3/01/19 (Maturity Value $3,283)
BNP Paribas Securities Corp. (Maturity Value $2,315)
Deutsche Bank Securities Inc. (Maturity Value $582)
HSBC Securities (USA) Inc. (Maturity Value $386)
Collateralized by U.S. Government Agency Securities, 3.50% - 4.00%, 11/20/45 - 4/20/48; U.S. Treasury
Notes, 1.50% - 3.125%, 5/15/21 - 3/31/23; U.S. Treasury Notes, Index Linked, 0.375%, 7/15/23 (valued
at $3,350)	$3,283	$3,283
Total Investments (Cost $6,951,598) 100.1%		7,447,387
Other Assets, less Liabilities (0.1)%		(6,441)
Net Assets 100.0%		$7,440,946

See Abbreviations on page 20.

aNon-income producing.
bSee Note 3 regarding investments in FT Underlying Funds.
cThe rate shown is the annualized seven-day effective yield at period end.
dInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2019, all repurchase agreements had been entered into on that date.

|4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2019 (unaudited)
Franklin NextStep Moderate Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.7%
Alternative Strategies 3.0%
[a,b] Franklin K2 Alternative Strategies Fund, Class R6	11,237	$126,979
[b] Franklin Pelagos Commodities Strategy Fund, Class R6	43,955	253,621
		380,600
Domestic Equity 39.2%
[b] Franklin Growth Fund, Class R6	12,233	1,254,866
iShares Core S&P 500 ETF	7,935	2,224,340
iShares S&P 500 Value ETF	8,817	989,620
Pioneer Fundamental Growth Fund, Class K	21,958	512,709
		4,981,535
Domestic Fixed Income 30.6%
Delaware Corporate Bond Fund, Class I	100,156	561,873
[b] Franklin Low Duration Total Return Fund, Class R6	80,311	779,022
[b] Franklin Strategic Income Fund, Class R6	73,661	701,991
iShares Core U.S. Aggregate Bond ETF	5,248	561,903
Prudential Core Bond Fund, Class Q	72,095	698,597
Schwab Short-Term U.S. Treasury ETF	11,659	582,484
		3,885,870
Foreign Equity 21.5%
Columbia Contrarian Europe Fund, Class Z	69,556	452,116
[b] Franklin Mutual European Fund, Class R6	22,378	438,392
Goldman Sachs Emerging Markets Equity Insights Fund	58,692	552,291
Hennessy Japan Fund, Class I	10,393	365,512
iShares Core MSCI Emerging Markets ETF	6,666	340,766
iShares Core MSCI Europe ETF	7,945	361,577
iShares MSCI Japan ETF	4,177	227,062
		2,737,716
Foreign Fixed Income 4.4%
[b] Templeton Global Total Return Fund, Class R6	47,406	564,604
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $11,787,407)		12,550,325

Short Term Investments (Cost $181,341) 1.4%

Money Market Funds 1.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	181,341	181,341
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $11,968,748) 100.1%		12,731,666
Other Assets, less Liabilities (0.1)%		(15,084)
Net Assets 100.0%		$12,716,582

See Abbreviations on page 20.

aNon-income producing.
bSee Note 3 regarding investments in FT Underlying Funds.
cThe rate shown is the annualized seven-day effective yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2019 (unaudited)
Franklin Payout 2019 Fund
		Principal
	Country	Amount*	Value
Corporate Bonds 74.5%
Banks 14.9%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$99,706
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	99,717
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,670
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	99,697
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	99,727
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	101,405
			599,922
Capital Goods 17.4%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	101,346
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	99,673
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	101,020
Emerson Electric Co., senior bond, 4.875%, 10/15/19.	United States	100,000	101,198
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	99,229
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	100,974
United Technologies Corp., senior note, 1.50%, 11/01/19	United States	100,000	99,198
			702,638
Commercial & Professional Services 1.2%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	50,669
Diversified Financials 5.0%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	99,785
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	101,489
			201,274
Energy 8.6%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	99,712
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,922
Equinor ASA, senior note, 2.25%, 11/08/19	Norway	100,000	99,750
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,018
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,783
			349,185
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	99,232
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	49,911
			149,143
Food, Beverage & Tobacco 3.8%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	102,806
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	50,657
			153,463
Health Care Equipment & Services 4.9%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	49,816
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	99,713
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	50,593
			200,122
Materials 2.5%
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	99,555

Quarterly Statement of Investments | See Notes to Statements of Investments. | 6

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Media & Entertainment 2.5%
[a] Discovery Communications LLC, senior note, 144A, 2.75%, 11/15/19	United States	$50,000	$49,859
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,857
			99,716
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	99,398
Real Estate 1.3%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	51,216
Utilities 6.2%
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,642
Georgia Power Co., senior note, 4.25%, 12/01/19.	United States	100,000	100,944
Progress Energy Inc., senior bond, 4.875%, 12/01/19.	United States	50,000	50,715
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	49,832
			251,133
Total Corporate Bonds (Cost $3,018,937)			3,007,434
U.S. Government and Agency Securities 17.7%
FFCB, 1.95%, 12/17/19.	United States	150,000	149,351
FHLB,
1.25%, 12/13/19	United States	160,000	158,381
2.375%, 12/13/19.	United States	210,000	209,749
FNMA, 1.75%, 11/26/19	United States	200,000	198,874
Total U.S. Government and Agency Securities
(Cost $721,187)			716,355
Total Investments before Short Term Investments (Cost $3,740,124)			3,723,789

		Shares

Short Term Investments (Cost $287,244) 7.1%

Money Market Funds 7.1%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	United States	287,244	287,244
Total Investments (Cost $4,027,368) 99.3%			4,011,033
Other Assets, less Liabilities 0.7%			26,414
Net Assets 100.0%.			$4,037,447

See Abbreviations on page 20.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2019, the value of this security was $49,859, representing 1.2% of net assets.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3 regarding investments in FT Underlying Funds.

|7

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2019 (unaudited)
Franklin Payout 2020 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 71.5%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$99,479
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	101,900
			201,379
Capital Goods 11.2%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	98,179
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	99,497
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	102,220
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	49,648
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	100,490
			450,034
Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	50,752
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,250
			101,002
Diversified Financials 5.1%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	103,263
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,258
			204,521
Energy 11.3%
Energy Transfer Operating LP, senior note, 4.15%, 10/01/20	United States	50,000	50,588
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	51,585
Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	100,160
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	51,560
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	50,000
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,242
The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	50,000	50,608
			455,743
Food, Beverage & Tobacco 7.6%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	100,791
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	102,410
PepsiCo Inc., senior bond, 3.125%, 11/01/20.	United States	100,000	100,703
			303,904
Health Care Equipment & Services 6.3%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20.	United States	50,000	49,953
Cigna Holding Co., senior bond, 4.375%, 12/15/20	United States	50,000	50,899
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	50,971
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	101,430
			253,253
Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	100,402
Insurance 8.9%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	104,499
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	100,403
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	51,270
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	101,822
			357,994

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Materials 2.1%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	$31,000	$31,517
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	51,836
			83,353
Media & Entertainment 1.3%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000	51,885
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	50,414
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	50,615
			101,029
Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,090
Utilities 5.0%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	100,663
Exelon Corp., senior note, 5.15%, 12/01/20	United States	50,000	51,414
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	50,473
			202,550
Total Corporate Bonds (Cost $2,897,063)			2,876,139
Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	99,223
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	99,233
Total Foreign Government and Agency Securities
(Cost $200,795)			198,456
U.S. Government and Agency Securities 17.3%
FHLB, 3.125%, 12/11/20	United States	200,000	201,942
U.S. Treasury Note,
2.625%, 11/15/20.	United States	145,000	145,170
2.00%, 11/30/20	United States	145,000	143,652
2.375%, 12/31/20.	United States	205,000	204,379
Total U.S. Government and Agency Securities
(Cost $704,237)			695,143
Total Investments before Short Term Investments (Cost $3,802,095)			3,769,738

		Shares

Short Term Investments (Cost $218,259) 5.4%

Money Market Funds 5.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	United States	218,259	218,259
Total Investments (Cost $4,020,354) 99.1%			3,987,997
Other Assets, less Liabilities 0.9%			35,879
Net Assets 100.0%.			$4,023,876

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 20.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2019, the value of this security was $51,836, representing 1.3% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in FT Underlying Funds.

|10

	FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2019 (unaudited)
Franklin Payout 2021 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 71.3%
Capital Goods 12.4%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$99,031
Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	97,424
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	99,748
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	103,029
John Deere Capital Corp., senior bond, 3.15%, 10/15/21.	United States	100,000	100,416
			499,648
Consumer Services 2.5%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	49,790
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	49,875
			99,665
Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21.	United States	100,000	101,684
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21.	United States	100,000	102,447
			204,131
Energy 11.3%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	101,564
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	99,999
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	100,438
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	103,816
The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	50,841
			456,658
Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	49,821
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	50,298
			100,119
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	50,151
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	100,007
			150,158
Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	52,005
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	101,212
			153,217
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	51,861
Materials 4.8%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	100,443
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	51,099
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	41,473
			193,015
Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	103,202
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	99,088
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	51,743
			254,033

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Real Estate 3.9%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000	$53,078
Simon Property Group LP, senior bond, 4.125%, 12/01/21.	United States	100,000	102,657
			155,735
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	101,415
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21.	United States	100,000	99,611
Technology Hardware & Equipment 2.6%
ABB Installation Products Inc., senior bond, 5.625%, 11/15/21	United States	100,000	105,990
Telecommunication Services 3.8%
[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	103,802
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	50,362
			154,164
Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	50,078
Utilities 1.2%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	50,404
Total Corporate Bonds (Cost $2,896,141)			2,879,902
Foreign Government and Agency Securities (Cost $100,077) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	98,911
U.S. Government and Agency Securities 17.7%
FFCB, 2.00%, 12/01/21.	United States	200,000	197,021
FHLB, 2.625%, 12/10/21	United States	200,000	200,330
U.S. Treasury Note,
1.875%, 11/30/21.	United States	160,000	157,375
2.125%, 12/31/21.	United States	160,000	158,375
Total U.S. Government and Agency Securities
(Cost $721,866)			713,101
Municipal Bonds (Cost $107,782) 2.7%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	107,817
Total Investments before Short Term Investments (Cost $3,825,866)			3,799,731

		Shares

Short Term Investments (Cost $208,298) 5.1%

Money Market Funds 5.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	United States	208,298	208,298
Total Investments (Cost $4,034,164) 99.2%			4,008,029
Other Assets, less Liabilities 0.8%			30,408
Net Assets 100.0%.			$4,038,437

|12

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 20.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2019, the value of this security was $103,802, representing 2.6% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in FT Underlying Funds.

|13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2019 (unaudited)
Franklin Payout 2022 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 70.5%
Banks 9.9%
Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$97,898
Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	98,355
Citigroup Inc., senior note, 2.70%, 10/27/22.	United States	50,000	49,140
JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	100,708
			346,101
Capital Goods 9.8%
Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	98,444
General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	98,121
General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	96,748
Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	49,330
			342,643
Commercial & Professional Services 1.4%
Equifax Inc., senior note, 3.30%, 12/15/22.	United States	50,000	49,173
Diversified Financials 2.8%
American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	98,581
Energy 5.7%
[a] APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	50,350
ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	50,042
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	98,833
			199,225
Food & Staples Retailing 2.8%
Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	98,517
Food, Beverage & Tobacco 2.8%
Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	97,887
Health Care Equipment & Services 2.8%
UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	98,270
Household & Personal Products 2.8%
Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	98,280
Insurance 8.5%
[a] Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	97,928
Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	99,879
[a] Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22.	Switzerland	100,000	98,803
			296,610
Materials 1.4%
The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	49,622
Media & Entertainment 2.8%
The Walt Disney Co., senior bond, 2.35%, 12/01/22	United States	100,000	98,376
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	49,241
Real Estate 1.4%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	50,195
Software & Services 4.3%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	50,000	50,204
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	99,354
			149,558

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Technology Hardware & Equipment 1.4%
NetApp Inc., senior bond, 3.25%, 12/15/22	United States	$50,000	$49,002
Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	49,146
Transportation 2.9%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	99,164
Utilities 4.2%
AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	48,386
NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	48,545
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	48,867
			145,798
Total Corporate Bonds (Cost $2,482,040)			2,465,389
Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	97,488
International Finance Corp., 2.00%, 10/24/22	Supranational[b]	100,000	97,895
Total Foreign Government and Agency Securities
(Cost $195,580)			195,383
U.S. Government and Agency Securities 18.0%
FHLB,
1.875%, 12/09/22.	United States	150,000	146,313
2.50%, 12/09/22	United States	150,000	149,380
U.S. Treasury Note,
1.625%, 11/15/22.	United States	170,000	164,681
2.00%, 11/30/22	United States	170,000	166,885
Total U.S. Government and Agency Securities
(Cost $625,946)			627,259
Commercial Mortgage-Backed Securities 4.2%
Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25.	United States	100,000	98,417
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25.	United States	50,000	49,091
Total Commercial Mortgage-Backed Securities (Cost $147,176)			147,508
Total Investments before Short Term Investments (Cost $3,450,742)			3,435,539

		Shares

Short Term Investments (Cost $1,967) 0.0%†

Money Market Funds 0.0%†
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.06%	United States	1,967	1,967
Total Investments (Cost $3,452,709) 98.3%			3,437,506
Other Assets, less Liabilities 1.7%			58,945
Net Assets 100.0%.			$3,496,451

|15

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)

See Abbreviations on page 20.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2019, the aggregate value of these securities was $345,914, representing 9.9% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in FT Underlying Funds.

|16

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-two separate funds, seven of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

|17

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

Investments in FT Underlying Funds for the nine months ended February 28, 2019, were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	1,205	544	(228)	1,521	$156,022	$1,130	$1,985 [a]	$5,000
Franklin Low Duration Total Return Fund, Class R6	39,966	11,825	(5,056)	46,735	453,327	10,598	(1,138)	402
Franklin Mutual European Fund, Class R6	2,876	711	(1,086)	2,501	48,989	1,741	619	(3,733)
Franklin Strategic Income Fund, Class R6	36,404	11,058	(4,592)	42,870	408,551	13,709	(1,690)	(564)
Institutional Fiduciary Trust Money Market Portfolio,
2.06%	64,807	1,211,403	(1,166,650)	109,560	109,560	1,310	—	—
Templeton Global Total Return Fund, Class R6	28,324	8,335	(7,652)	29,007	345,471	15,627	(1,026)	5,580
Total Affiliated Securities.					$1,521,920	$44,115	$(1,250)	$6,685

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	8,782	1,776	(1,437)	9,121	$935,606	$6,875	$11,925 [a]	$32,258
Franklin K2 Alternative Strategies Fund, Class R6	6,910	562	(937)	6,535	73,850	—	1,933 [a]	(971)
Franklin Low Duration Total Return Fund, Class R6	26,694	6,423	(5,990)	27,127	263,128	6,867	(1,385)	827
Franklin Mutual European Fund, Class R6	20,540	2,246	(7,460)	15,326	300,229	11,473	(3,008)	(19,082)
Franklin Pelagos Commodities Strategy Fund,
Class R6	22,671	6,582	(3,679)	25,574	147,561	10,052	(442)	(24,982)
Franklin Strategic Income Fund, Class R6	24,287	5,979	(5,386)	24,880	237,108	8,718	(2,102)	603
Institutional Fiduciary Trust Money Market Portfolio,
2.06%	86,213	1,396,888	(1,370,350)	112,751	112,751	1,091	—	—
Templeton Global Total Return Fund, Class R6	19,948	3,044	(7,671)	15,321	182,471	9,404	(3,370)	5,828
Total Affiliated Securities.					$2,252,704	$54,480	$3,551	$(5,519)

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	12,416	1,843	(2,026)	12,233	$1,254,866	$10,175	$17,181 [a]	$38,894
Franklin K2 Alternative Strategies Fund, Class R6	12,562	586	(1,911)	11,237	126,979	—	3,722 [a]	(2,190)
Franklin Low Duration Total Return Fund, Class R6	87,005	11,556	(18,250)	80,311	779,022	21,757	(4,338)	2,102
Franklin Mutual European Fund, Class R6	31,377	1,721	(10,720)	22,378	438,392	17,683	(2,971)	(32,420)
Franklin Pelagos Commodities Strategy Fund,
Class R6	41,451	10,202	(7,698)	43,955	253,621	17,944	(1,954)	(44,315)
Franklin Strategic Income Fund, Class R6	79,159	11,001	(16,499)	73,661	701,991	27,709	(6,446)	1,052
Institutional Fiduciary Trust Money Market Portfolio,
2.06%	75	2,487,656	(2,306,390)	181,341	181,341	1,907	—	—
Templeton Global Total Return Fund, Class R6	60,835	5,967	(19,396)	47,406	564,604	30,474	(5,846)	13,462
Total Affiliated Securities.					$4,300,816	$127,649	$(652)	$(23,415)

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
2.06%	225,829	306,558	(245,143)	287,244	$287,244	$2,667	$—	$—

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
2.06%	151,792	230,125	(163,658)	218,259	$218,259	$2,322	$—	$—

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
2.06%	258,523	216,187	(266,412)	208,298	$208,298	$2,499	$—	$—

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
2.06%	35,244	170,709	(203,986)	1,967	$1,967	$439	$ —	$ —

aIncludes capital gain distributions received.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$3,537,343	$—	$—	$3,537,343
Short Term Investments	109,560	269	—	109,829
Total Investments in Securities	$3,646,903	$269	$—	$3,647,172

Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$7,331,353	$—	$—	$7,331,353
Short Term Investments	112,751	3,283	—	116,034
Total Investments in Securities	$7,444,104	$3,283	$—	$7,447,387

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$12,550,325	$—	$—	$12,550,325
Short Term Investments	181,341	—	—	181,341
Total Investments in Securities	$12,731,666	$—	$—	$12,731,666

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Payout 2019 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$3,007,434	$—	$3,007,434
U.S. Government and Agency Securities	—	716,355	—	716,355
Short Term Investments	287,244	—	—	287,244
Total Investments in Securities	$287,244	$3,723,789	$—	$4,011,033

Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,876,139	$—	$2,876,139
Foreign Government and Agency Securities	—	198,456	—	198,456
U.S. Government and Agency Securities	—	695,143	—	695,143
Short Term Investments	218,259	—	—	218,259
Total Investments in Securities	$218,259	$3,769,738	$—	$3,987,997

Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,879,902	$—	$2,879,902
Foreign Government and Agency Securities	—	98,911	—	98,911
U.S. Government and Agency Securities	—	713,101	—	713,101
Municipal Bonds	—	107,817	—	107,817
Short Term Investments	208,298	—	—	208,298
Total Investments in Securities	$208,298	$3,799,731	$—	$4,008,029

Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,465,389	$—	$2,465,389
Foreign Government and Agency Securities	—	195,383	—	195,383
U.S. Government and Agency Securities	—	627,259	—	627,259
Commercial Mortgage-Backed Securities	—	147,508	—	147,508
Short Term Investments	1,967	—	—	1,967
Total Investments in Securities	$1,967	$3,435,539	$—	$3,437,506

[a]For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

|20

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|21

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2019

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2019